Initial Public Offering (Details) - IPO [Member] - $ / shares		9 Months Ended	12 Months Ended
	Jul. 20, 2021	Sep. 30, 2023	Dec. 31, 2022
Initial Public Offering (Details) [Line Items]
Number of units sold	20,000,000	20,000,000	20,000,000
Purchase price, per unit (in Dollars per share)	$ 10	$ 10	$ 10.1
Class A Ordinary Shares [Member]
Initial Public Offering (Details) [Line Items]
Purchase price, per unit (in Dollars per share)			$ 10
Number of shares in a unit		1	1
Number of shares per warrant		1	1
Public Warrants [Member]
Initial Public Offering (Details) [Line Items]
Number of warrants in a unit		1	1
Public Warrants [Member] | Class A Ordinary Shares [Member]
Initial Public Offering (Details) [Line Items]
Exercise price of warrant (in Dollars per share)		$ 11.5	$ 11.5